AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 91.1%
Affiliated Mutual Fund — 23.9%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	43,300,800	$479,772,864
(cost $446,873,829)(wa)
Common Stocks — 11.8%
Aerospace & Defense — 0.3%
Karman Holdings, Inc.*	4,836	161,619
Loar Holdings, Inc.*(a)	6,825	482,187
Safran SA (France)	14,359	3,780,487
Woodward, Inc.	5,139	937,816
		5,362,109
Automobile Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	53,913	1,894,857
Gentex Corp.	27,363	637,558
		2,532,415
Automobiles — 0.1%
Kia Corp. (South Korea)	26,736	1,691,016
Banks — 1.7%
Al Rajhi Bank (Saudi Arabia)	67,243	1,825,330
Bank Central Asia Tbk PT (Indonesia)	3,831,500	1,957,553
BankUnited, Inc.	31,224	1,075,355
Commerce Bancshares, Inc.(a)	15,387	957,533
Cullen/Frost Bankers, Inc.	8,784	1,099,757
DBS Group Holdings Ltd. (Singapore)	148,740	5,107,929
First Financial Bancorp	38,244	955,335
First Hawaiian, Inc.	39,678	969,730
First Interstate BancSystem, Inc. (Class A Stock)	33,106	948,487
HDFC Bank Ltd. (India), ADR(a)	62,557	4,156,287
KBC Group NV (Belgium)	34,678	3,160,677
Mitsubishi UFJ Financial Group, Inc. (Japan)	236,900	3,229,852
NatWest Group PLC (United Kingdom)	519,584	3,067,827
Sberbank of Russia PJSC (Russia)^	43,116	—
Sberbank of Russia PJSC (Russia), ADR*(a)^	18,600	2
ServisFirst Bancshares, Inc.(a)	8,780	725,228
UniCredit SpA (Italy)	47,124	2,645,172
Wintrust Financial Corp.	10,450	1,175,207
WSFS Financial Corp.	16,320	846,518
		33,903,779
Beverages — 0.2%
Heineken NV (Netherlands)	34,959	2,850,571
Primo Brands Corp.	28,519	1,012,139
		3,862,710
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. (China)	176,600	2,922,020
Savers Value Village, Inc.*(a)	1,359	9,377
		2,931,397
Building Products — 0.3%
AAON, Inc.(a)	9,141	714,186
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
AZEK Co., Inc. (The)*	14,785	$722,839
Fortune Brands Innovations, Inc.	4,555	277,308
Hayward Holdings, Inc.*	93,815	1,305,905
Janus International Group, Inc.*	106,670	768,024
Kingspan Group PLC (Ireland)	18,373	1,484,138
SAL TopCo LLC*^	817,799	82
Simpson Manufacturing Co., Inc.	7,713	1,211,558
		6,484,040
Capital Markets — 0.7%
3i Group PLC (United Kingdom)	91,714	4,312,450
Evercore, Inc. (Class A Stock)	5,426	1,083,681
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	63,200	2,811,402
London Stock Exchange Group PLC (United Kingdom)	19,030	2,826,474
MarketAxess Holdings, Inc.	4,759	1,029,609
Moelis & Co. (Class A Stock)	11,238	655,850
Morningstar, Inc.	2,151	645,020
StepStone Group, Inc. (Class A Stock)	21,742	1,135,585
		14,500,071
Chemicals — 0.5%
Air Liquide SA (France)	26,116	4,960,609
Axalta Coating Systems Ltd.*	32,168	1,067,013
Balchem Corp.	4,183	694,378
Element Solutions, Inc.	43,212	977,023
Perimeter Solutions, Inc.*	73,260	737,728
Quaker Chemical Corp.(a)	8,878	1,097,410
		9,534,161
Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*	12,204	1,360,868
Driven Brands Holdings, Inc.*(a)	49,583	849,853
MSA Safety, Inc.	11,154	1,636,180
UniFirst Corp.	3,231	562,194
		4,409,095
Construction & Engineering — 0.2%
Vinci SA (France)	15,156	1,910,568
WillScot Holdings Corp.(a)	62,533	1,738,417
		3,648,985
Construction Materials — 0.1%
Eagle Materials, Inc.	5,341	1,185,328
Consumer Staples Distribution & Retail — 0.2%
Alimentation Couche-Tard, Inc. (Canada)	48,237	2,378,917
BJ’s Wholesale Club Holdings, Inc.*	3,873	441,909
Casey’s General Stores, Inc.(a)	1,181	512,601
Performance Food Group Co.*	19,541	1,536,509
		4,869,936
Containers & Packaging — 0.0%
AptarGroup, Inc.	5,678	842,502
A1

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	10,748	$1,365,426
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Germany)	126,962	4,687,435
Windstream Holdings, Inc.*^	66	858
		4,688,293
Electric Utilities — 0.2%
Iberdrola SA (Spain)	142,490	2,300,941
Portland General Electric Co.	22,869	1,019,957
		3,320,898
Electrical Equipment — 0.1%
Legrand SA (France)	24,370	2,580,870
Electronic Equipment, Instruments & Components — 0.2%
Badger Meter, Inc.	4,666	887,706
Cognex Corp.	11,017	328,637
Fabrinet (Thailand)*	3,476	686,545
Novanta, Inc.*	8,994	1,150,063
		3,052,951
Energy Equipment & Services — 0.1%
Cactus, Inc. (Class A Stock)	19,668	901,385
Flowco Holdings, Inc. (Class A Stock)*	20,031	513,795
		1,415,180
Financial Services — 0.1%
WEX, Inc.*(a)	6,048	949,657
Food Products — 0.3%
Freshpet, Inc.*(a)	8,154	678,168
Nestle SA	37,230	3,762,338
Utz Brands, Inc.	72,895	1,026,362
		5,466,868
Ground Transportation — 0.2%
Canadian Pacific Kansas City Ltd. (Canada)	25,894	1,817,195
Knight-Swift Transportation Holdings, Inc.	14,069	611,861
Landstar System, Inc.	6,879	1,033,226
		3,462,282
Health Care Equipment & Supplies — 0.4%
Envista Holdings Corp.*	59,385	1,024,985
Hoya Corp. (Japan)	17,100	1,929,880
ICU Medical, Inc.*	7,448	1,034,230
Neogen Corp.*	24,645	213,672
QuidelOrtho Corp.*	16,031	560,604
Terumo Corp. (Japan)	126,000	2,370,821
		7,134,192
Health Care Providers & Services — 0.2%
Chemed Corp.	1,886	1,160,494
Concentra Group Holdings Parent, Inc.	30,689	665,951
Encompass Health Corp.	14,412	1,459,647
HealthEquity, Inc.*	9,393	830,060
		4,116,152
	Shares	Value
Common Stocks (continued)
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.(a)	12,136	$1,109,716
Hotels, Restaurants & Leisure — 0.5%
Compass Group PLC (United Kingdom)	33,605	1,111,529
InterContinental Hotels Group PLC (United Kingdom)	16,224	1,746,842
Monarch Casino & Resort, Inc.	9,747	757,829
Planet Fitness, Inc. (Class A Stock)*	11,836	1,143,476
Vail Resorts, Inc.	4,929	788,739
Wendy’s Co. (The)	55,180	807,283
Wyndham Hotels & Resorts, Inc.	10,743	972,349
Yum China Holdings, Inc. (China)	65,926	3,432,108
		10,760,155
Household Durables — 0.3%
Sony Group Corp. (Japan)	216,700	5,483,161
Industrial Conglomerates — 0.1%
Siemens AG (Germany)	12,325	2,846,413
Industrial REITs — 0.0%
EastGroup Properties, Inc.	5,127	903,121
Insurance — 0.7%
Baldwin Insurance Group, Inc. (The) (Class A Stock)*(a)	21,199	947,384
Intact Financial Corp. (Canada)	15,902	3,248,912
Kinsale Capital Group, Inc.(a)	2,476	1,205,094
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,609	3,543,323
Oscar Health, Inc. (Class A Stock)*(a)	41,261	540,932
RLI Corp.	13,828	1,110,803
Tokio Marine Holdings, Inc. (Japan)	84,400	3,283,399
		13,879,847
Interactive Media & Services — 0.3%
Tencent Holdings Ltd. (China)	88,200	5,635,623
IT Services — 0.1%
Infosys Ltd. (India), ADR(a)	133,083	2,428,765
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	12,451	854,886
Brunswick Corp.	18,100	974,685
		1,829,571
Life Sciences Tools & Services — 0.2%
Azenta, Inc.*	11,467	397,217
Lonza Group AG (Switzerland)	4,679	2,890,545
		3,287,762
Machinery — 0.5%
Atlas Copco AB (Sweden) (Class A Stock)	139,273	2,224,668
Hillman Solutions Corp.*	112,376	987,785
Lincoln Electric Holdings, Inc.	3,642	688,921
RBC Bearings, Inc.*	3,589	1,154,832
Toro Co. (The)	9,664	703,056

A2

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Volvo AB (Sweden) (Class B Stock)(a)	115,291	$3,382,449
		9,141,711
Metals & Mining — 0.1%
BHP Group Ltd. (Australia)	115,611	2,805,086
GMK Norilskiy Nickel PAO (Russia)*^	143,900	—
GMK Norilskiy Nickel PAO (Russia), ADR*^	8	—
Magnitogorsk Iron & Steel Works PJSC (Russia)^	112,615	—
Severstal PAO (Russia), GDR*^	11,949	2
		2,805,088
Oil, Gas & Consumable Fuels — 0.4%
DT Midstream, Inc.	7,845	756,886
Gazprom PJSC (Russia)*^	165,440	—
Novatek PJSC (Russia)^	5,822	—
Rosneft Oil Co. PJSC (Russia)^	30,688	—
Shell PLC	186,547	6,790,372
SM Energy Co.	38,500	1,153,075
		8,700,333
Professional Services — 0.3%
First Advantage Corp.*(a)	57,882	815,557
Paylocity Holding Corp.*	5,606	1,050,228
RELX PLC (United Kingdom)	74,729	3,755,979
Verra Mobility Corp.*(a)	33,859	762,166
		6,383,930
Real Estate Management & Development — 0.2%
Cushman & Wakefield PLC*	131,062	1,339,454
Mitsui Fudosan Co. Ltd. (Japan)	265,700	2,379,363
		3,718,817
Retail REITs — 0.0%
NNN REIT, Inc.	16,250	693,062
Semiconductors & Semiconductor Equipment — 0.4%
Allegro MicroSystems, Inc. (Japan)*	30,844	775,110
MACOM Technology Solutions Holdings, Inc.*	11,193	1,123,553
Power Integrations, Inc.(a)	20,268	1,023,534
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	78,000	2,196,713
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	22,416	3,721,056
		8,839,966
Software — 0.2%
CCC Intelligent Solutions Holdings, Inc.*	71,114	642,159
Clearwater Analytics Holdings, Inc. (Class A Stock)*	28,637	767,472
Dassault Systemes SE (France)	41,899	1,595,210
nCino, Inc.*(a)	17,318	475,725
Qualys, Inc.*	4,400	554,092
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
SPS Commerce, Inc.*	5,779	$767,047
		4,801,705
Specialized REITs — 0.0%
CubeSmart	22,135	945,386
Specialty Retail — 0.1%
Claire’s Private Placement*^	313	16
Five Below, Inc.*	6,126	458,990
Industria de Diseno Textil SA (Spain)	42,844	2,133,283
		2,592,289
Textiles, Apparel & Luxury Goods — 0.1%
LVMH Moet Hennessy Louis Vuitton SE (France)	2,907	1,800,243
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	4,469	1,007,045
Core & Main, Inc. (Class A Stock)*	29,545	1,427,319
ITOCHU Corp. (Japan)	62,800	2,915,361
		5,349,725

Total Common Stocks (cost $220,532,779)		237,246,702
Preferred Stock — 0.0%
Specialty Retail
Claire’s Stores, Inc., CVT*^	320	326,400
(cost $68,751)
Unaffiliated Exchange-Traded Funds — 53.3%
JPMorgan Active Growth ETF	1,541,438	113,742,710
JPMorgan Active Value ETF(a)	1,944,740	123,568,780
JPMorgan Global Select Equity ETF(a)	8,683,427	511,801,187
JPMorgan Ultra-Short Income ETF	6,325,552	320,262,698

Total Unaffiliated Exchange-Traded Funds (cost $1,122,553,038)		1,069,375,375

		Principal Amount (000)#
Commercial Mortgage-Backed Security — 0.0%
LB-UBS Commercial Mortgage Trust,
Series 2006-C06, Class AJ
5.452%(cc)	09/15/39	540	179,164
(cost $530,627)
Floating Rate and Other Loans — 0.1%
Foods — 0.0%
Moran Foods LLC,
First Lien A R 2023 FLFO PIK Term Loan, 3 Month SOFR + 7.350%
11.649%(c)	06/30/26^	200	158,256
11.649%(c)	06/30/26^	135	65,300
Super Senior DDTL, 1 Month SOFR + 11.600%
16.742%(c)	06/30/26^	5	5,427
			228,983

A3

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
InterestRate	MaturityDate	Principal Amount (000)#	Value
Floating Rate and Other Loans (continued)
Retail — 0.1%
Claire’s Stores, Inc.,
Term B Loan, 3 Month SOFR + 6.600%
10.891%(c)	12/18/26	526	$415,660

Total Floating Rate and Other Loans (cost $804,999)			644,643
U.S. Treasury Obligation(k) — 2.0%
U.S. Treasury Notes
4.250%	01/31/26	40,242	40,282,871
(cost $40,242,615)

Total Long-Term Investments (cost $1,831,606,638)			1,827,828,019

	Shares
Short-Term Investments — 10.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	179,035,024	179,035,024
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $24,123,461; includes $24,055,382 of cash collateral for securities on loan)(b)(wa)	24,138,038	24,123,555

Total Short-Term Investments (cost $203,158,485)		203,158,579

TOTAL INVESTMENTS—101.2% (cost $2,034,765,123)		2,030,986,598

Liabilities in excess of other assets(z) — (1.2)%		(24,743,921)

Net Assets — 100.0%		$2,006,242,677

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BARC	Barclays Bank PLC
CITI	Citibank, N.A.
CVT	Convertible Security
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $556,343 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,889,224; cash collateral of $24,055,382 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
932	10 Year Australian Treasury Bonds	Jun. 2025	$65,608,485	$153,953
2,292	10 Year U.S. Treasury Notes	Jun. 2025	254,913,375	3,021,337
A4

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Futures contracts outstanding at March 31, 2025 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
185	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	$22,616,250	$139,788
160	Euro STOXX 50 Index	Jun. 2025	8,977,385	(254,849)
275	FTSE 100 Index	Jun. 2025	30,521,469	(384,005)
843	Mini MSCI EAFE Index	Jun. 2025	101,847,045	(3,506,480)
1,211	S&P 500 E-Mini Index	Jun. 2025	342,304,288	(2,311,537)
80	S&P 500 E-Mini Communication Services Sector Index	Jun. 2025	10,175,000	(55,162)
87	S&P Mid Cap 400 E-Mini Index	Jun. 2025	25,565,820	(103,040)
184	TOPIX Index	Jun. 2025	32,656,044	266,585
269	S&P 500 E-Mini Financials Sector Index	Jun. 2025	41,658,685	770,685
47	S&P 500 E-Mini Technology Sector Index	Jun. 2025	9,863,890	(346,955)
130	S&P 500 E-Mini Utilities Sector Index	Jun. 2025	10,429,900	(15,863)
				(2,625,543)
Short Positions:
155	10 Year Japanese Bonds	Jun. 2025	143,022,868	(320,923)
58	ASX SPI 200 Index	Jun. 2025	7,136,818	(89,761)
416	DJ US Real Estate Index	Jun. 2025	15,296,320	(129,085)
823	Mini MSCI Emerging Markets Index	Jun. 2025	45,709,420	1,469,409
891	Russell 2000 E-Mini Index	Jun. 2025	90,307,305	1,508,895
35	S&P/TSX 60 Index	Jun. 2025	7,284,806	(94,884)
238	S&P 500 E-Mini Materials Sector Index	Jun. 2025	21,881,720	135,179
267	S&P 500 E-Mini Consumer Staples Sector Index	Jun. 2025	22,171,680	(380,476)
				2,098,354
				$(527,189)
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/22/25	CITI	EUR	20,583	$22,389,600	$22,282,739	$—	$(106,861)
Expiring 04/22/25	ML	EUR	2,075	2,271,294	2,246,235	—	(25,059)
New Zealand Dollar,
Expiring 04/22/25	BARC	NZD	3,848	2,212,555	2,186,104	—	(26,451)
Norwegian Krone,
Expiring 04/22/25	BARC	NOK	178,481	16,692,355	16,965,009	272,654	—
Expiring 04/22/25	CITI	NOK	145,616	13,773,985	13,841,067	67,082	—
Swiss Franc,
Expiring 04/22/25	CITI	CHF	2,086	2,378,242	2,363,818	—	(14,424)
				$59,718,031	$59,884,972	339,736	(172,795)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/22/25	BARC	EUR	16,193	$17,607,673	$17,529,653	$78,020	$—
Japanese Yen,
Expiring 04/22/25	BARC	JPY	908,854	6,125,471	6,074,366	51,105	—
New Zealand Dollar,
Expiring 04/22/25	BARC	NZD	56,696	32,491,808	32,206,911	284,897	—
A5

AST J.P. MORGAN MODERATE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 04/22/25	BARC	CHF	29,423	$33,412,281	$33,345,562	$66,719	$—
				$89,637,233	$89,156,492	480,741	—
						$820,477	$(172,795)
Cross currency exchange contracts outstanding at March 31, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/25	Buy	AUD	12,901	JPY	1,206,160	$1,514	$—	BARC
04/22/25	Buy	GBP	6,299	JPY	1,212,224	33,759	—	BARC
						$35,273	$—
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6